Effect of fluctuations in foreign currency exchange rates - Foreign Currency Exchange Differences Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect of fluctuations in foreign currency exchange rates [Abstract]
Gains (losses) on exchange differences on translation, before tax	$ (255)	$ 4,240	$ 14,000